Significant accounting policies: (Details) (USD $)			12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Maximum	Jun. 30, 2014 Minimum
Accounts Receivable
Period due for accounts receivable			30 days
Period for considering accounts receivable as past due				60 days
Allowance for doubtful accounts	$ 0	$ 0